LEASES - OPERATING LEASES, RIGHT-OF-USE ASSETS, AND LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Leases [Abstract]
Disclosure of changes in right-of-use assets [Table Text Block]
Right-of-Use Assets	Vancouver Head office	Vehicles	Equipment	DeLamar Boise Office and JV Mining Camp	Nevada Warehouses and Rental Property	Total
Balance, December 31, 2021	205,240	290,690	38,310	225,471	-	759,711
Additions (change of estimate)	522,797	(38,928)	-	-	-	483,869
Depreciation	(122,817)	(140,214)	(38,310)	(105,093)	-	(406,434)
Translation differences	(13,123)	-	-	-	-	(13,123)
Balance, December 31, 2022	592,097	111,548	-	120,378	-	824,023
Additions (change of estimate and lease modification)	(24,148)	52,928	-	24,850		53,630
Additions - merger (Note 11)	-	-	-	-	377,071	377,071
Depreciation	(119,279)	(110,937)	-	(102,598)	(111,383)	(444,197)
Translation differences	14,237	-	-	-	-	14,237
Balance, December 31, 2023	$462,907	$53,539	$-	$42,630	$265,688	$824,764

Disclosure of changes in lease liabilities [Table Text Block]
Lease Liabilities	Vancouver Head office	Vehicles	Equipment	DeLamar Boise Office and JV Mining Camp	Nevada Warehouses and Rental Property	Total
Balance, December 31, 2021	270,940	282,503	41,707	245,575	-	840,725
Additions (change of estimate)	630,922	-	-	-	-	630,922
Payments - principal portion	(157,736)	(131,550)	(40,198)	(109,623)	-	(439,107)

Adjustments	(117,879)	(41,508)	(1,509)	-	-	(160,896)
Translation differences	(17,323)	-	-	-	-	(17,323)
Balance, December 31, 2022	608,924	109,445	-	135,952	-	854,321
Additions (change of estimate and lease modification)	(42,948)	52,928	-	103,529	-	113,509
Additions (merger) (Note 11)	-	-	-	-	542,293	542,293
Payments - principal portion	(57,996)	(106,252)	-	(194,730)	(87,823)	(446,801)

Adjustments	-	678	-	-	1,725	2,403
Translation differences	14,641	-	-	-	-	14,641
Balance, December 31, 2023	$522,621	$56,799	$-	$44,751	$456,195	$1,080,366

Disclosure of carrying lease liabilities amounts changes [Table Text Block]
	Current lease liability	Long-term lease liability	Total lease liabilities
Balance, December 31, 2022	231,526	622,795	854,321
Balance, December 31 2023	$361,877	$718,489	$1,080,366